OTHER FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER FINANCIAL ASSETS AND LIABILITIES	OTHER FINANCIAL ASSETS AND LIABILITIES

	As of December 31,
	2024	2023
Other financial assets
Current
Convertible notes	2,154	3,359
Foreign exchange forward contracts	901	10,408
Equity forward contract	45	188
Interest rate SWAP	—	852
Equity instruments	—	611
TOTAL	3,100	15,418

Non-current
Equity instruments	32,955	28,743
Convertible notes	8,404	5,751
Equity forward contract	44	370
TOTAL	41,403	34,864

Other financial liabilities
Current
Other financial liabilities related to business combinations (note 26) (1)	77,847	55,012
Put option on minority interest of GUT	26,877	13,006
Foreign exchange forward contracts	7,348	311
Equity forward contract	710	393
Others	925	28
TOTAL	113,707	68,750

Non-current
Other financial liabilities related to business combinations (note 26)	119,738	71,657
Put option on minority interest of GUT	46,741	62,807
Equity forward contract	698	774
TOTAL	167,177	135,238
(1) As part of the acquisition of Grupo ASSA, Pentalog, GUT, Iteris, Codebay and Common, the sellers agreed to indemnify the Company for the outcome of certain contingencies. As a result, the Company has recognized an indemnification asset for a total amount of 18,032 and 10,067, as of December 31, 2024 and 2023, respectively. The consideration for these acquisitions includes 112,597 and 19,664 as of December 31, 2024 and 2023, respectively which is subject to adjustments, deductions and withholdings related to the indemnified contingencies. Consequently, the Company has off-set the indemnification asset against the amount payable to the sellers.

18.1 Equity Instruments

The following table shows the outstanding balance of equity instruments acquired by Globant España S.A. for the years ended at December 31, 2024 and 2023:

			Fair value as of
Equity instrument	Acquisition date	% Equity interest acquired	2024	2023
Singularity	July 8, 2019	2.86%	2,338	794
Digital House	December 31, 2020	17.20%	22,761	20,502
Elsa	January 15, 2021	4.32%	4,016	4,425
V.U.	April 23, 2021	3.14%	2,598	2,598
Queiban	September 12, 2022	3.77%	424	424
Latam Airlines	December 23, 2022		—	611
9Z (1)	May 3, 2024	20.00%	318	—
Connectly Inc.	October 18, 2024	0.56%	500	—
TOTAL (2)			32,955	29,354

(1) The Company has no significant influence in the governance 9Z.
(2) As of December 31, 2024, and 2023 the Company recognized a gain of 2,369 and 90, respectively included in the line item "Net change in fair value on financial assets measured at FVOCI".